STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																									1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 16, 2026	Jan. 15, 2026	Dec. 25, 2025	Dec. 20, 2025	Oct. 31, 2025	Oct. 13, 2025	Jul. 31, 2025	Jul. 25, 2025	Jul. 17, 2025	May 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Dec. 18, 2024	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	May 01, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 12, 2024	Jan. 23, 2023	Apr. 30, 2024	Oct. 16, 2025	Jan. 31, 2026	Jan. 31, 2025	Dec. 23, 2025	Dec. 22, 2025	Aug. 18, 2025	Aug. 12, 2025	Aug. 10, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	10,000,000												10,000,000														10,000,000	10,000,000
Preferred stock, par value	$ 0.001												$ 0.001														$ 0.001	$ 0.001
Common stock, par value	$ 0.001												$ 0.001														$ 0.001	$ 0.001
Warrants issued	2,347,045																										2,347,045
Preferred stock, shares issued	0												196.67														0	196.67
Preferred stock, shares outstanding	0												196.67														0	196.67
Common stock, shares authorized	500,000,000												500,000,000														500,000,000	500,000,000
Value of shares issued for stock incentives																											$ 1,394,167	$ 2,966,115
Other receivables						$ 25,416	$ 25,416
Value of common stock issued for legal counsel																												$ 2,095,040
Common stock, shares issuable	13,948,917												13,073,161														13,948,917	13,073,161
Common stock, shares, outstanding	13,948,917												13,073,161														13,948,917	13,073,161
Common stock, shares issued	13,948,917												13,073,161														13,948,917	13,073,161
Vested stock options, shares																											1,132,300	60,300
Share price																								$ 2.50
Options expiration date																								Dec. 31, 2027
Stock based compensation expense																												$ 378,496
Compensation expense to be recognized													$ 568,000															568,000
Option description																								The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2026. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.
Options outstanding	1,356,750																										1,356,750
Options exercise price	$ 2.50																										$ 2.50
Stock-based compensation																											$ 1,454,167	$ 2,966,115
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price	$ 3.00																										$ 3.00
Warrants exercised	1,697,277																										1,697,277
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price	$ 4.60																							$ 4.60			$ 4.60
Warrants exercised	1,697,277																							54,674			1,697,277
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price	$ 4.80																							$ 4.80			$ 4.80
Warrants exercised	54,674																							577,094			54,674
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price	$ 7.50																							$ 7.50			$ 7.50
Warrants exercised	577,094																							18,000			577,094
Non-Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services																												119,390
Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services																												9,450
Officers Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued																								1,356,750
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted																	$ 31,250	$ 31,250
Common stock issued upon conversion																	6,250	9,766
Number of shares issued for stock incentives																6,250
Value of shares issued for stock incentives																$ 27,500
Vested stock options, shares																						268,000
Common stock issued upon exercise of options																						184,250
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted	$ 42,500					$ 42,500		$ 42,500				$ 42,500	$ 42,500		$ 42,500		$ 42,500	$ 17,500
Common stock issued upon conversion	5,445					6,037		6,071				7,083	5,339		9,659		8,500	5,469
Number of shares issued for stock incentives																128,500
Value of shares issued for stock incentives																$ 565,400
Vested stock options, shares																						268,000
Common stock issued upon exercise of options																						184,250
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted	$ 87,500					$ 87,500		$ 87,500				$ 87,500	$ 87,500		$ 87,500		$ 87,500	$ 62,500
Common stock issued upon conversion	12,284					12,429		12,500				14,583	10,992		19,886		17,500	19,531
Number of shares issued for stock incentives																125,000
Value of shares issued for stock incentives																$ 550,000
Vested stock options, shares																						268,000
Common stock issued upon exercise of options																						184,250
Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted																	$ 574,750
Common stock issued upon conversion																	21,950
Number of shares issued for stock incentives																18,750
Value of shares issued for stock incentives																$ 82,500
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted													$ 47,500		$ 47,500
Common stock issued upon conversion													5,967		10,795
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price							$ 3.00
Warrants exercised, value							$ 71,464
Accrued compensation converted							$ 46,048						$ 20,000		$ 20,000
Common stock issued upon conversion													2,513		4,545
Shares issued							23,812
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued upon conversion										31,250	10,417			6,250
Conversion amount										$ 150,000	$ 50,000			$ 30,000
Common stock issued for services									41,667
Conversion rate per share									$ 4.80	$ 4.80	$ 4.80
Value of common stock issued for services									$ 200,000
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted													$ 55,000
Common stock issued upon conversion													6,910
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted													$ 62,500
Common stock issued upon conversion													7,852
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted													$ 165,534
Common stock issued upon conversion													20,796
Other Parties [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted	$ 51,667					$ 67,500		$ 67,500				$ 147,500
Common stock issued upon conversion	8,575					9,588		9,643				52,900
Conversion rate per share	$ 7.10					$ 7.04		$ 7.00																			$ 7.10
Legal Counsel [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares				29,167
Value of common stock issued for legal counsel				$ 140,000
Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares		13,333	6,666
Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares		3,333
Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding	402,000																										402,000
Former Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding	134,000																										134,000
Independent Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding	16,750																										16,750
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																										196.67
Common stock issued upon preferred stock conversion																										491,667
Preferred stock, shares issued	0												196.67														0	196.67
Preferred stock, shares outstanding	0												196.67														0	196.67
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for stock incentives																											269,686	607,806
Value of shares issued for stock incentives																											$ 270	$ 608
Value of common stock issued for legal counsel
Number of shares issued for reverse split, shares					6,842																						6,842
Common stock issued upon exercise of options																						507,750						737,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 7.50																											$ 3.00	$ 7.50	$ 3.00			$ 4.80	$ 4.80	$ 4.80	$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 4.80
Warrants issued																																								3,125	37,500	508,344	156,746
Warrants exercised, value																													$ 25,000		$ 25,000			$ 54,000	$ 54,000	$ 54,000	$ 201,000	$ 54,000	$ 54,000				$ 56,250
Warrants exercised		4,000																											8,333	6,667	8,333			11,250	11,250	11,250	67,000	11,250	11,250
Number of shares converted																				80,400
Common stock issued upon warrants conversion																				50,250
Conversion rate per share																																		$ 4.80
Warrants expiration date																																								Sep. 05, 2027	Jun. 07, 2027	Mar. 28, 2027
Warrant [Member] | Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued upon warrants conversion																									52,083
Warrant [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price															$ 3.00														$ 3.00		$ 3.00
Warrants exercised, value															$ 75,000
Warrants exercised															25,000														8,333		8,333
Number of shares converted																			83,333
Common stock issued upon warrants conversion																			52,083
Shares issued																													8,333		8,333
Warrant [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																					65,333
Common stock issued upon warrants conversion																					40,833
Warrant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																				20,000
Common stock issued upon warrants conversion																				12,563
Warrant [Member] | Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																																$ 4.80
Warrants exercised																																1,250
Shares issued																																1,250
Warrant [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																					133,333
Common stock issued upon warrants conversion																					83,334
Warrant [Member] | Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																																	$ 4.80
Warrants exercised																																	10,000
Shares issued																																	10,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 7.50																												$ 7.50
Warrants exercised		4,000																												3,333
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred units description																							On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 3,125 common stock purchase warrants (the “Warrants”).
Common stock, par value																							$ 0.001
Warrant term													3 years										3 years					3 years
Warrants exercise price													$ 4.80															$ 4.80
Warrants issued													3,125															3,125
Stock price													$ 12,000															$ 12,000
Proceeds from issuance of private placement																												$ 2,084,040
Warrants exercised													2,500															2,500
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issuable upon conversion																							2,500
Subscription Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																							$ 4.80